Schedules of Investments (unaudited)
Impax Global Opportunities Fund	September 30, 2023

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 96.1%
COMMUNICATION SERVICES: 3.0%
KDDI Corp.	108,500	$3,321,235

CONSUMER DISCRETIONARY: 2.5%
Aptiv PLC (a)	28,237	2,783,886

CONSUMER STAPLES: 8.4%
Haleon PLC	576,414	2,389,285
Jeronimo Martins SGPS SA	100,702	2,261,587
Kerry Group PLC, Class A	25,824	2,157,709
Unilever PLC	52,607	2,604,434
		9,413,015

FINANCIALS: 19.3%
AIA Group, Ltd.	380,600	3,077,966
Hannover Rueck SE	16,717	3,668,023
HDFC Bank, Ltd., ADR	62,294	3,675,969
Legal & General Group PLC	945,802	2,552,088
MasterCard, Inc., Class A	12,570	4,976,590
Partners Group Holding AG	1,227	1,377,423
Visa, Inc., Class A	9,986	2,296,880
		21,624,939

HEALTH CARE: 21.7%
Alcon, Inc.	49,770	3,840,621
Becton Dickinson & Co.	9,071	2,345,126
Boston Scientific Corp. (a)	49,221	2,598,869
Cooper Cos, Inc., The	4,820	1,532,808
Danaher Corp.	11,656	2,891,854
IQVIA Holdings, Inc. (a)	16,399	3,226,503
Lonza Group AG	5,131	2,373,329
Thermo Fisher Scientific, Inc.	7,296	3,693,016
Vertex Pharmaceuticals, Inc. (a)	4,976	1,730,354
		24,232,480

INDUSTRIALS: 16.0%
Ashtead Group PLC	22,634	1,372,584
Cintas Corp.	8,426	4,052,991
Kubota Corp.	125,600	1,847,678
Schneider Electric SE	23,165	3,817,409
United Rentals, Inc.	5,104	2,269,085
Vestas Wind Systems A/S (a)	38,569	825,141
Wolters Kluwer NV	30,006	3,632,989
		17,817,877

INFORMATION TECHNOLOGY: 17.7%
Analog Devices, Inc.	16,241	2,843,637
Applied Materials, Inc.	17,380	2,406,261
ASML Holding NV	2,644	1,556,655
Cadence Design Systems, Inc. (a)	12,360	2,895,948
Keyence Corp.	6,050	2,237,445
Microsoft Corp.	16,797	5,303,652
TE Connectivity, Ltd.	20,238	2,500,000
		19,743,598

MATERIALS: 7.5%
Croda International PLC	31,224	1,865,059
DSM-Firmenich AG	20,561	1,737,463
Linde, PLC	12,677	4,720,281
		8,322,803

TOTAL COMMON STOCKS		107,259,833
(Cost $92,126,469)

PREFERRED STOCKS: 1.9%
HEALTH CARE: 1.9%
Sartorius AG	2,363,569	2,154,431
(Cost $2,363,569)

TOTAL INVESTMENTS: 98.0%		109,414,264
(Cost $94,490,038)

Other assets and liabilities - (net): 2.0%		2,257,822

Net Assets: 100.0%		$111,672,086

(a)	Non-income producing security.

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT OF
COUNTRY	VALUE	NET ASSETS
Denmark	$825,141	0.7%
France	3,817,408	3.4%
Germany	5,822,454	5.2%
Hong Kong	3,077,966	2.8%
India	3,675,969	3.3%
Ireland	2,157,709	1.9%
Japan	7,406,358	6.6%
Netherlands	5,189,644	4.6%
Portugal	2,261,587	2.0%
Switzerland	9,328,836	8.5%
United Kingdom	10,783,451	9.7%
United States	55,067,741	49.3%
Other assets and liabilities (net)	2,257,822	2.0%
TOTAL	$111,672,086	100.0%

September 30, 2023
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2023, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $671,055, representing 0.12% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2023:

	Level 1	Level 2	Level 3*		Totals
Large Cap
Common Stocks	$1,225,307,594	$-		$-	$1,225,307,594
Total	$1,225,307,594	$-		$-	$1,225,307,594
Small Cap
Common Stocks	$597,484,456	$-		$-	$597,484,456
Total	$597,484,456	$-		$-	$597,484,456
US Sustainable Economy
Common Stocks	$257,937,266	$-		$-	$257,937,266
Total	$257,937,266	$-		$-	$257,937,266
Global Sustainable Infrastructure
Common Stocks	$54,862,354	$46,295,659		$-	$101,158,013
Closed-End Funds	-	505,460		-	505,460
Total	$54,862,354	$46,801,119		$-	$101,663,473
Global Opportunities
Common Stocks	$58,743,710	$48,516,123		$-	$107,259,833
Preferred Stocks	-	2,154,431		-	2,154,431
Total	$58,743,710	$50,670,554		$-	$109,414,264
Global Environmental Markets
Common Stocks	$1,362,346,648	$828,534,089		$-	$2,190,880,737
Total	$1,362,346,648	$828,534,089		$-	$2,190,880,737
Global Women’s Leadership
Common Stocks	$495,785,731	$248,124,891		$-	$743,910,622
Preferred Stocks	-	248,307		-	248,307
Total	$495,785,731	$248,373,198		$-	$744,158,929
International Sustainable Economy
Common Stocks	$4,893,519	$986,144,502		$-	$991,038,021
Preferred Stocks	-	15,119,924		-	15,119,924
Total	$4,893,519	$1,001,264,426		$-	$1,006,157,945
Core Bond
Community Investment Notes	$-	$237,173		$454,521	$691,694
Corporate Bonds	-	304,123,576		-	304,123,576
U.S. Gov't Agency Bonds	-	11,035,594		-	11,035,594
Government Bonds	-	6,216,909		-	6,216,909
Supranational Bonds	-	91,381,091		-	91,381,091
Municipal Bonds	-	10,673,738		-	10,673,738
U.S. Treasury Notes	-	140,158,414		-	140,158,414
Asset-Backed Securities	-	51,124,227		-	51,124,227
Mortgage-Backed Securities	-	216,450,025		-	216,450,025
Total	$-	$831,400,747		$454,521	$831,855,268
High Yield Bond
Community Investment Notes	$-	$237,173		$671,055	$908,228
Common Stocks	2,052,330	-	-	-	2,052,330
Corporate Bonds	-	505,401,789		-	505,401,789
Loans	-	21,694,445		-	21,694,445
Medium Term Certificates of Deposit	-	500,000		-	500,000
Total	$2,052,330	$527,833,407		$671,055	$530,556,792
Sustainable Allocation
Affiliated Investment Companies	$2,113,406,882	$-		$-	$2,113,406,882
Total	$2,113,406,882	$-		$-	$2,113,406,882

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurementsThe Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

									Net change in
									Unrealized
		Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund		12/31/22	Additions	Reductions	09/30/23	12/31/22	Income	Gains/Losses[1]	Depreciation	09/30/23

Sustainable Allocation
	Large Cap	75,268,533	311,912	8,987,370	66,593,075	$ 870,104,236	$ 3,926,967	$ 12,773,348	$ 42,335,192	$ 813,101,441
	Small Cap	4,176,980	1,464,715	-	5,641,695	59,689,044	-	-	1,000,294	82,989,338
	Global Sustainable Infrastructure	7,971,319	105,484	-	8,076,803	68,314,199	947,248	-	(1,739,377)	67,522,070
	Global Opportunities	4,082,111	13,285	-	4,095,396	56,129,027	201,273	-	2,274,823	58,605,122
	Global Environmental Markets	2,635,835	20,868	-	2,656,703	51,609,644	444,489	-	814,252	52,868,384
	Global Women's Leadership	2,057,973	37,627	-	2,095,600	56,491,351	1,113,007	-	1,680,158	59,284,517
	International Sustainable Economy	11,578,384	203,421	-	11,781,805	99,689,886	1,922,324	-	4,541,849	106,154,059
	Core Bond	85,316,699	8,160,156	1,167,718	92,309,137	740,548,945	17,902,717	(2,643,211)	(22,990,521)	776,319,840
	High Yield	16,220,310	720,411	-	16,940,721	92,617,968	4,174,081	-	(229,938)	96,562,111
	Total					$ 2,095,194,300	$ 30,632,106	$ 10,130,137	$ 27,686,732	$ 2,113,406,882

1	Includes realized capital gain distributions from an affiliated fund, if any.